Victory Variable Insurance Funds II
Victory Pioneer Mid Cap Value

VCT Portfolio
(successor to Pioneer Mid Cap Value VCT Portfolio)
Schedule of Investments | September 30, 2025

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%†
	Common Stocks — 99.2% of Net Assets
	Automobile Components — 0.7%
6,723	Lear Corp.	$ 676,401
	Total Automobile Components	$676,401
	Automobiles — 1.0%
91,395	Ford Motor Co.	$ 1,093,084
	Total Automobiles	$1,093,084
	Banks — 10.5%
43,350	Citizens Financial Group, Inc.	$ 2,304,486
14,604	M&T Bank Corp.	2,886,043
121,647	Regions Financial Corp.	3,207,831
55,374	Truist Financial Corp.	2,531,699
	Total Banks	$10,930,059
	Broadline Retail — 2.3%
25,934	eBay, Inc.	$ 2,358,697
	Total Broadline Retail	$2,358,697
	Building Products — 1.6%
4,846(a)	Builders FirstSource, Inc.	$ 587,578
20,850	Fortune Brands Innovations, Inc.	1,113,181
	Total Building Products	$1,700,759
	Capital Markets — 10.3%
21,909	Northern Trust Corp.	$ 2,948,951
18,944	Raymond James Financial, Inc.	3,269,735
39,112	State Street Corp.	4,537,383
	Total Capital Markets	$10,756,069
	Chemicals — 2.4%
20,578	LyondellBasell Industries NV, Class A	$ 1,009,145
13,854	PPG Industries, Inc.	1,456,194
	Total Chemicals	$2,465,339
	Commercial Services & Supplies — 1.1%
9,879	Brink's Co.	$ 1,154,460
	Total Commercial Services & Supplies	$1,154,460
	Communications Equipment — 1.7%
3,981	Motorola Solutions, Inc.	$ 1,820,471
	Total Communications Equipment	$1,820,471
	Consumer Staples Distribution & Retail — 3.6%
23,631(a)	Maplebear, Inc.	$ 868,676
24,068	Sysco Corp.	1,981,759
9,705	Target Corp.	870,538
	Total Consumer Staples Distribution & Retail	$3,720,973
	Containers & Packaging — 1.6%
50,881	Graphic Packaging Holding Co.	$ 995,741
13,854	International Paper Co.	642,826
	Total Containers & Packaging	$1,638,567

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Distributors — 1.8%
13,270	Genuine Parts Co.	$ 1,839,222
	Total Distributors	$1,839,222
	Electric Utilities — 3.7%
33,353	Eversource Energy	$ 2,372,733
32,913	Exelon Corp.	1,481,414
	Total Electric Utilities	$3,854,147
	Electrical Equipment — 4.3%
8,852	Emerson Electric Co.	$ 1,161,205
3,682(a)	Generac Holdings, Inc.	616,367
4,666	Regal Rexnord Corp.	669,291
5,883	Rockwell Automation, Inc.	2,056,285
	Total Electrical Equipment	$4,503,148
	Electronic Equipment, Instruments & Components — 1.0%
6,863	CDW Corp.	$ 1,093,139
	Total Electronic Equipment, Instruments & Components	$1,093,139
	Energy Equipment & Services — 1.7%
37,400	Baker Hughes Co.	$ 1,822,128
	Total Energy Equipment & Services	$1,822,128
	Entertainment — 0.9%
47,595(a)	Warner Bros Discovery, Inc.	$ 929,530
	Total Entertainment	$929,530
	Food Products — 1.3%
4,189	Hershey Co.	$ 783,552
19,544	The Campbell’s Co.	617,200
	Total Food Products	$1,400,752
	Ground Transportation — 1.2%
9,649	JB Hunt Transport Services, Inc.	$ 1,294,606
	Total Ground Transportation	$1,294,606
	Health Care Equipment & Supplies — 4.5%
29,827	GE HealthCare Technologies, Inc.	$ 2,240,008
24,948	Zimmer Biomet Holdings, Inc.	2,457,378
	Total Health Care Equipment & Supplies	$4,697,386
	Health Care Providers & Services — 0.5%
2,041	Humana, Inc.	$ 531,007
	Total Health Care Providers & Services	$531,007
	Health Care REITs — 0.5%
29,749	Healthpeak Properties, Inc.	$ 569,693
	Total Health Care REITs	$569,693
	Hotel & Resort REITs — 0.8%
47,731	Host Hotels & Resorts, Inc.	$ 812,382
	Total Hotel & Resort REITs	$812,382
	Hotels, Restaurants & Leisure — 2.1%
10,122	Expedia Group, Inc.	$ 2,163,577
	Total Hotels, Restaurants & Leisure	$2,163,577

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Shares		Value
	Household Durables — 1.9%
11,902	DR Horton, Inc.	$ 2,017,032
	Total Household Durables	$2,017,032
	Industrial REITs — 0.9%
17,653	First Industrial Realty Trust, Inc.	$ 908,600
	Total Industrial REITs	$908,600
	Insurance — 3.4%
26,339	American International Group, Inc.	$ 2,068,665
33,530	Old Republic International Corp.	1,424,019
	Total Insurance	$3,492,684
	Machinery — 3.1%
20,429	AGCO Corp.	$ 2,187,333
6,112	Dover Corp.	1,019,665
	Total Machinery	$3,206,998
	Media — 2.4%
39,287	Fox Corp., Class A	$ 2,477,438
	Total Media	$2,477,438
	Multi-Utilities — 4.4%
65,536	CenterPoint Energy, Inc.	$ 2,542,797
24,737	Public Service Enterprise Group, Inc.	2,064,550
	Total Multi-Utilities	$4,607,347
	Oil, Gas & Consumable Fuels — 6.5%
17,540	Chord Energy Corp.	$ 1,742,950
118,411	Coterra Energy, Inc.	2,800,420
42,033	Range Resources Corp.	1,582,122
3,807	Valero Energy Corp.	648,180
	Total Oil, Gas & Consumable Fuels	$6,773,672
	Passenger Airlines — 0.9%
16,502	Delta Air Lines, Inc.	$ 936,489
	Total Passenger Airlines	$936,489
	Personal Care Products — 1.7%
107,529	Kenvue, Inc.	$ 1,745,196
	Total Personal Care Products	$1,745,196
	Residential REITs — 1.5%
7,995	AvalonBay Communities, Inc.	$ 1,544,394
	Total Residential REITs	$1,544,394
	Retail REITs — 1.1%
52,222	Kimco Realty Corp.	$ 1,141,051
	Total Retail REITs	$1,141,051
	Software — 0.8%
9,924(a)	Zoom Communications, Inc.	$ 818,730
	Total Software	$818,730
	Specialized REITs — 2.3%
8,112	Extra Space Storage, Inc.	$ 1,143,305
27,790	Gaming and Leisure Properties, Inc.	1,295,292
	Total Specialized REITs	$2,438,597

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Technology Hardware, Storage & Peripherals — 4.5%
47,253	HP, Inc.	$ 1,286,699
13,877	NetApp, Inc.	1,643,870
14,438	Western Digital Corp.	1,733,426
	Total Technology Hardware, Storage & Peripherals	$4,663,995
	Trading Companies & Distributors — 2.7%
14,878	AerCap Holdings NV	$ 1,800,238
4,566	WESCO International, Inc.	965,709
	Total Trading Companies & Distributors	$2,765,947
	Total Common Stocks (Cost $82,510,809)	$103,363,766

	SHORT TERM INVESTMENTS — 0.8% of Net Assets
	Open-End Fund — 0.8%
859,100(b)	Dreyfus Government Cash Management, Institutional Shares, 4.04%	$ 859,100
		$859,100
	TOTAL SHORT TERM INVESTMENTS (Cost $859,100)	$859,100
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $83,369,909)	$104,222,866
	OTHER ASSETS AND LIABILITIES — (0.0)%†	$(5,331)
	net assets — 100.0%	$104,217,535

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2025.
†	Amount rounds to less than 0.1%.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$103,363,766	$—	$—	$103,363,766
Open-End Fund	859,100	—	—	859,100
Total Investments in Securities	$104,222,866	$—	$—	$104,222,866
During the period ended September 30, 2025, there were no transfers in or out of Level 3.
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